Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of leases

	December 31,
	2023	2022

	(in US$’000)
Right‑of‑use assets
Offices	3,321	6,634
Factories	113	387
Warehouse (note)	1,061	1,500
Others	170	201
Total right‑of‑use assets	4,665	8,722
Lease liabilities, current portion	3,927	3,708
Lease liabilities, non‑current portion	2,860	5,196
Total lease liabilities	6,787	8,904

Note: Comprised of a warehouse in Suzhou that is leased through June 2026 in which the contract has a termination option with 3-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Schedule of lease activities

	Year Ended December 31,
	2023	2022

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	203	134
Leases with lease terms greater than 12 months	5,314	5,238
Impairment	2,088	—
	7,605	5,372
Cash paid on lease liabilities	5,461	5,212
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,429	2,689
Non-cash: Lease liabilities changed in relation to modifications and terminations	—	(499)

Schedule of future lease payments

December 31,
2023
(in US$’000)
Lease payments:
Not later than 1 year	4,042
Between 1 to 2 years	1,192
Between 2 to 3 years	919
Between 3 to 4 years	698
Between 4 to 5 years	124
Total lease payments	6,975
Less: Discount factor	(188)
Total lease liabilities	6,787